RELATED PARTY TRANSACTIONS - Additional Information (Details) - SFL - vessel	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Related Party Transaction [Line Items]
Number of vessels sold and leased back		1	1
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8	8		8